Fair Value Measurements	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Fair Value Measurements
Fair Value Measurements

7. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.
●	Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable, either directly or indirectly, for substantially the full term of the asset or liability. Level 2 inputs include the following:
●	Quoted prices for similar assets and liabilities in active markets
●	Quoted prices for identical or similar assets or liabilities in markets that are not active
●	Observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means
●	Level 3 – Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Following is a description of the valuation techniques and inputs used for each general type of investment measured at fair value by the Plan.

Common Stock: Valued at the closing price reported on the active market on which the individual securities are traded. Common stock includes SPG common stock.

Common/Collective Trust Funds: Common/collective trust funds are valued using the net asset value (NAV).

The following tables set forth by level, within the fair value hierarchy, of the Plan’s assets carried at fair value as of December 31:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Common Stock	$35,292,847	$—	$—	$35,292,847
Common/collective trust funds	633,646,907	—	—	633,646,907
Total assets at fair value	$668,939,754	$—	$—	$668,939,754

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common Stock	$33,957,609	$—	$—	$33,957,609
Common/collective trust funds	558,765,242	—	—	558,765,242
Total assets at fair value	$592,722,851	$—	$—	$592,722,851